Pensions and Post Retirement Benefits - Pension and Post Retirement Expenses Recognized (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Pensions and Post Retirement Benefits
Employee benefits	$ 462.2	$ 398.2
Pension and post retirement benefit expenses
Pensions and Post Retirement Benefits
Defined benefit pension plan expense	25.8	24.3
Defined contribution pension plan expense	57.8	53.7
Defined benefit post retirement plan expense (recovery)	2.0	(39.8)
Employee benefits	$ 85.6	38.2
Post retirement benefit plans | Odyssey Group Holdings, Inc. (Odyssey Group)
Pensions and Post Retirement Benefits
Employee benefits		$ 48.5